VK-VIAMVA STAT SUP-1 061416

Statutory Prospectus Supplement dated June 14, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Series I and Series II shares of the Fund listed below:

Invesco V.I. American Value Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Thomas R. Copper	Portfolio Manager (co-lead)	2010 (predecessor fund 2005)
Jeffrey Vancavage	Portfolio Manager (co-lead)	2016
Sergio Marcheli	Portfolio Manager	2010 (predecessor fund 2003)
John Mazanec	Portfolio Manager	2010 (predecessor fund 2008)

Effective on or about September 30, 2016, John Mazanec will no longer serve as Portfolio Manager to the Fund.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectuses:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Thomas R. Copper, (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Copper served as Portfolio Manager of the predecessor fund since 2005.

•	Jeffrey Vancavage, (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016. From 2001 to 2016, he was employed by Eagle Asset Management, where he served as Portfolio Co-Manager from 2013 to 2016, and prior to 2013, served as Senior Equity Research Analyst.

•	Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010, and has been associated with Invesco and/or its affiliates since 2010. Mr. Marcheli served as Portfolio Manager of the predecessor fund since 2003.

•	John Mazanec, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Mazanec served as Portfolio Manager of the predecessor fund since 2008.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

VK-VIAMVA STAT SUP-1 061416

AVIF-MSVK-SAI SUP-1 061416

Statement of Additional Information Supplement dated June 14, 2016

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares of the Funds listed below:

Invesco V.I. American Franchise Fund	Invesco V.I. Equity and Income Fund
Invesco V.I. American Value Fund	Invesco V.I. Global Core Equity Fund
Invesco V.I. Comstock Fund	Invesco V.I. Growth and Income Fund
Invesco V.I. Diversified Dividend Fund	Invesco V.I. Mid Cap Growth Fund
Invesco V.I. Equally-Weighted S&P 500 Fund	Invesco V.I. S&P 500 Index Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco V.I. American Value Fund” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of December 31, 2015 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in the Fund	Dollar Range of Investments in Invesco pooled investment vehicles with the Same or Similar Objectives and Strategies as the Fund	Dollar Range of Investments in All Invesco Funds and Invesco pooled investment vehicles
Invesco V.I. American Value Fund
Thomas R. Copper	None[1]	Over $1,000,000	Over $1,000,000
Sergio Marcheli	None[1]	$100,001 - $500,000	$500,001 - $1,000,000
John Mazanec [2]	None[1]	$500,001 - $1,000,000	Over $1,000,000
Jeffrey Vancavage[3]	None	None	None

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco V.I. American Value Fund” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of December 31, 2015 (unless otherwise noted):

	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
	Invesco V.I. American Value Fund
Thomas R. Copper	6	$4,684.3	None	None	None	None

1	The Portfolio Manager manages and has made investments in an Invesco Fund with similar objectives and strategies as the Fund (a Patterned Fund) as of the most recent fiscal year end of the Patterned Fund.
2	Effective on or about September 30, 2016, Mr. Mazanec will no longer serve as portfolio manager to the Fund.
3	Mr. Vancavage began serving on the Fund effective June 14, 2016. Information for the portfolio manager has been provided as of April 30, 2016.

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AVIF-MSVK-SAI SUP-1 061416

	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Sergio Marcheli	16	$33,667.7	None	None	947[4]	$88.5[4]
John Mazanec[2]	6	$4,684.3	None	None	None	None
Jeffrey Vancavage[3]	None	None	None	None	None	None

4	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

AVIF-MSVK-SAI SUP-1 061416